Financial Instruments and Fair Value Measures (Details 7) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration of Risk
Number of principal customers	3	3
Accounts receivables, net		3,602	3,817
Governmental accounts in Greece, Portugal, Italy and Spain
Concentration of Risk
Accounts receivables, net	781	725
Net accounts receivables
Concentration of Risk
Number of principal customers	3	3
Net accounts receivables | U.S. wholesalers
Concentration of Risk
Concentrations risk (as a percent)	41.00%	48.00%	43.00%
Net accounts receivables | Governmental accounts in Greece, Portugal, Italy and Spain
Concentration of Risk
Concentrations risk (as a percent)		20.00%	30.00%